Supplemental Guarantor Information	3 Months Ended
Mar. 31, 2013
Consolidating Financials [Abstract]
Supplemental Guarantor Information
Guarantor Information

On November 20, 2012, GrafTech International Ltd. (the “Parent”), issued $300 million aggregate principal amount of Senior Notes. The Senior Notes mature on November 15, 2020 and bear interest at a rate of 6.375% per year, payable semi-annually in arrears on May 15 and November 15 of each year. The Senior Notes have been guaranteed on a senior basis by the following wholly-owned direct and indirect subsidiaries of the Parent: GrafTech Finance Inc., GrafTech Holdings Inc., GrafTech USA LLC, Seadrift Coke LLP, Fiber Materials, Inc., Intermat, GrafTech Global Enterprises Inc., GrafTech International Holdings Inc., GrafTech DE LLC, GrafTech Seadrift Holding Corp, GrafTech International Trading Inc., GrafTech Technology LLC, GrafTech NY Inc., and Graphite Electrode Network LLC

    The guarantors of the Senior Notes, solely in their respective capacities as such, are collectively called the “Guarantors.” Our other subsidiaries, which are not guarantors of the Senior Notes, are called the “Non-Guarantors.”

    All of the guarantees are unsecured. All of the guarantees are full, unconditional (subject to limited exceptions described below) and joint and several. Each of the Guarantors are 100% owned, directly or indirectly, by the Parent. All of the guarantees of the Senior Notes continue until the Senior Notes have been paid in full, and payment under such guarantees could be required immediately upon the occurrence of an event of default under the Senior Notes. If a guarantor makes a payment under its guarantee of the Senior Notes, it would have the right under certain circumstances to seek contribution from the other guarantors of the Senior Notes, respectively.

The Guarantors will be released from the guarantees upon the occurrence of certain events, including the following:  the unconditional release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the Senior Notes by such Guarantor; the sale or other disposition, including by way of merger or consolidation or the sale of its capital stock following which such Guarantor is no longer a subsidiary of the Parent; or the Parent's exercise of its legal defeasance option or its covenant defeasance option as described in the indenture applicable to the Senior Notes.  If any Guarantor is released, no holder of the Senior Notes will have a claim as a creditor against such Guarantor and the indebtedness and other liabilities, including trade payables and preferred stock, if any, of such Guarantor will be effectively senior to the claim or any holders of the Senior Notes.

    Investments in subsidiaries are recorded on the equity basis.

    The following tables set forth condensed consolidating balance sheets as of December 31, 2011 and December 31, 2012 and condensed consolidating statements of income, comprehensive income and statements of cash flows for the years ended December 31, 2010, 2011 and 2012 of the Parent, Guarantors and the Non-Guarantors.

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2011
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$366	$3,503	$8,560	$—	$12,429
Accounts receivable - affiliates	26,356	10,773	22,485	(59,614)	—
Accounts receivable - trade	—	73,048	147,704	—	220,752
Inventories	—	182,125	261,937	—	444,062
Prepaid expenses and other current assets	—	20,678	34,029	—	54,707
Total current assets	26,722	290,127	474,715	(59,614)	731,950

Investment in affiliates	1,667,938	808,130	—	(2,476,068)	—
Property, plant and equipment	—	467,513	309,371	—	776,884
Deferred income taxes	—	3,827	7,931	(3,827)	7,931
Goodwill	—	293,161	205,520	—	498,681
Notes receivable - affiliate	—	181,398	—	(181,398)	—
Other assets	—	76,825	76,095	—	152,920
Total Assets	$1,694,660	$2,120,981	$1,073,632	$(2,720,907)	$2,168,366

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable - affiliate	$507	$48,842	$10,265	$(59,614)	$—
Accounts payable - trade	—	56,454	92,201	—	148,655
Short-term debt	—	7,666	6,502	—	14,168
Accrued income and other taxes	18,548	4,213	21,569	—	44,330
Supply chain financing liability	—	—	29,930	—	29,930
Other accrued liabilities	—	12,121	28,049	—	40,170
Total current liabilities	19,055	129,296	188,516	(59,614)	277,253

Long-term debt - affiliate	169,656	—	11,742	(181,398)	—
Long-term debt - third party	153,442	232,862	1,320	—	387,624
Other long-term obligations	—	90,885	40,415	—	131,300
Deferred income taxes	12,563	—	23,509	(3,827)	32,245
Stockholders' equity	1,339,944	1,667,938	808,130	(2,476,068)	1,339,944
Total Liabilities and Stockholders' Equity	$1,694,660	$2,120,981	$1,073,632	$(2,720,907)	$2,168,366

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2012
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$4,425	$12,892	—	$17,317
Accounts receivable - affiliates	26,399	38,116	29,177	(93,692)	—
Accounts receivable - trade	—	78,053	158,376	—	236,429
Inventories	—	159,217	353,848	—	513,065
Prepaid expenses and other current assets	—	13,681	42,509	—	56,190
Total current assets	26,399	293,492	596,802	(93,692)	823,001

Investment in affiliates	1,728,316	868,063	—	(2,596,379)	—
Property, plant and equipment	—	523,818	310,089	—	833,907
Deferred income taxes	—	—	6,157	—	6,157
Goodwill	—	293,162	205,099	—	498,261
Notes receivable - affiliate	66,869	22,413	—	(89,282)	—
Other assets	5,218	65,269	66,102	—	136,589
Total Assets	$1,826,802	$2,066,217	$1,184,249	$(2,779,353)	$2,297,915

LIABILITIES AND STOCKHOLDER EQUITY
Current Liabilities:
Accounts payable - affiliate	$—	$55,349	$38,343	$(93,692)	$—
Accounts payable - trade	273	33,126	94,721	—	128,120
Short-term debt	—	171	8,255	—	8,426
Accrued income and other taxes	597	3,948	26,378	—	30,923
Supply chain financing liability	—	—	26,962	—	26,962
Other accrued liabilities	2,178	15,597	33,178	—	50,953
Total current liabilities	3,048	108,191	227,837	(93,692)	245,384

Long-term debt - affiliate	—	66,869	22,413	(89,282)	—
Long-term debt - third party	464,183	70,190	1,336	—	535,709
Other long-term obligations	—	86,026	38,979	—	125,005
Deferred income taxes	9,720	6,625	25,621	—	41,966
Stockholders' equity	1,349,851	1,728,316	868,063	(2,596,379)	1,349,851
Total Liabilities and Stockholders' Equity	$1,826,802	$2,066,217	$1,184,249	$(2,779,353)	$2,297,915

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the year ended December 31, 2010
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Sales - affiliates	—	$24,026	$129,972	$(153,998)	—
Sales - third party	—	307,278	699,715	—	1,006,993
Net sales	—	331,304	829,687	(153,998)	1,006,993
Cost of sales	—	260,070	611,670	(153,998)	717,742
Gross profit	—	71,234	218,017	—	289,251
Research and development	—	12,202	—	—	12,202
Selling and administrative expenses	—	38,251	80,758	—	119,009
Operating income	—	20,781	137,259	—	158,040
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate	—	(14,500)	—	—	(14,500)
Other (income) expense, net	—	(4,287)	(481)	—	(4,768)
Interest expense - affiliate	—	4,701	—	(4,701)	—
Interest expense - third party	806	2,166	2,104	—	5,076
Interest income - affiliate	—	—	(4,701)	4,701	—
Interest income - third party	—	(188)	(1,145)	—	(1,333)
Income before income taxes	(806)	32,889	141,482	—	173,565

(Benefit) provision for income taxes	(292)	(22,768)	21,965	—	(1,095)
Equity in earnings of subsidiary	175,174	119,517	—	(294,691)	—
Net income	174,660	175,174	119,517	(294,691)	174,660

Statements of Comprehensive Income

Net income	174,660	175,174	119,517	(294,691)	174,660
Other comprehensive income:
Foreign currency translation	(5,866)	—	(5,866)	5,866	(5,866)
Commodities and foreign currency derivatives	2,353	265	2,088	(2,353)	2,353
Other Comprehensive income (loss)	(3,513)	265	(3,778)	3,513	(3,513)
Comprehensive income (loss)	171,147	175,439	115,739	(291,178)	171,147

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the year ended December 31, 2011
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Sales - affiliates	$—	$130,304	$165,397	$(295,701)	$—
Sales - third party	—	556,675	763,509	—	1,320,184
Net sales	—	686,979	928,906	(295,701)	1,320,184
Cost of sales	—	545,334	746,005	(295,701)	995,638
Gross profit	—	141,645	182,901	—	324,546
Research and development	—	13,797	179	—	13,976
Selling and administrative expenses	6	64,969	79,586	—	144,561
Operating income	(6)	62,879	103,136	—	166,009

Other expense (income), net	40	5,568	(773)	—	4,835
Interest expense - affiliate	4,631	9,221	—	(13,852)	—
Interest expense - third party	10,038	5,678	2,591	—	18,307
Interest income - affiliate	—	(4,631)	(9,221)	13,852	—
Interest income - third party	—	—	(424)	—	(424)
Income before income taxes	(14,715)	47,043	110,963	—	143,291

(Benefit) provision for income taxes	(5,751)	(23,801)	19,659	—	(9,893)
Equity in earnings of subsidiary	162,148	91,304	—	(253,452)	—
Net income	$153,184	$162,148	$91,304	$(253,452)	$153,184

Statements of Comprehensive Income

Net income	$153,184	$162,148	$91,304	$(253,452)	$153,184
Other comprehensive income:
Foreign currency translation	(32,202)	—	(32,202)	32,202	(32,202)
Commodities and foreign currency derivatives	6,023	3,761	2,262	(6,023)	6,023
Other Comprehensive income (loss)	(26,179)	3,761	(29,940)	26,179	(26,179)
Comprehensive income (loss)	$127,005	$165,909	$61,364	$(227,273)	$127,005

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the year ended December 31, 2012
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations		Consolidated

Sales - affiliates	$—	$194,345	$216,859	$(411,204)		$—
Sales - third party	—	566,024	682,240	—		1,248,264
Net sales	—	760,369	899,099	(411,204)		1,248,264
Cost of sales	—	638,419	705,245	(411,204)		932,460
Gross profit	—	121,950	193,854	—		315,804
Research and development	—	13,796	—	—		13,796
Selling and administrative expenses	—	61,442	84,098	—		145,540
Operating income	—	46,712	109,756	—		156,468

Other (income) expense, net	—	(2,133)	1,128	—		(1,005)
Interest expense - affiliate	3,766	59	586	(4,411)		—
Interest expense - third party	12,992	7,977	2,278	—		23,247
Interest income - affiliate	(59)	(4,352)	—	4,411		—
Interest income - third party	—	—	(261)	—		(261)
Income before income taxes	(16,699)	45,161	106,025	—	`	134,487

(Benefit) provision for income taxes	(5,972)	3,981	18,837	—		16,846
Equity in earnings of subsidiary	128,368	87,188	—	(215,556)		—
Net income	$117,641	$128,368	$87,188	$(215,556)		$117,641

Statements of Comprehensive Income

Net income	$117,641	$128,368	$87,188	$(215,556)		$117,641
Other comprehensive income:
Foreign currency translation	(9,929)	—	(9,929)	9,929		(9,929)
Commodities and foreign currency derivatives	(8,812)	(4,452)	(4,360)	8,812		(8,812)
Other Comprehensive income (loss)	(18,741)	(4,452)	(14,289)	18,741		(18,741)
Comprehensive income (loss)	$98,900	$123,916	$72,899	$(196,815)		$98,900

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the year ended December 31, 2010
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(12,574)	$46,102	$111,394	—	$144,922

Cash flow from investing activities:
(Loans to) repayments from affiliates	—	(250,414)	(86,245)	336,659	—
Capital expenditures	—	(32,316)	(53,733)	—	(86,049)
Investment in and loan to non- consolidated affiliate	—	6,000	—	—	6,000
Proceeds from derivative instruments	—	(803)	(306)	—	(1,109)
Cash paid for acquisition	(241,204)	—	—	—	(241,204)
Other	—	—	810	—	810
Net cash (used in) provided by investing activities	(241,204)	(277,533)	(139,474)	336,659	(321,552)

Cash flow from financing activities:
Loans from (repayments to) affiliates	249,444	86,245	970	(336,659)	—
Short-term debt borrowings	—	(3)	(847)	—	(850)
Revolving Facility borrowings	—	165,000	—	—	165,000
Revolving Facility reductions	—	(35,000)	—	—	(35,000)
Principal payments on long term debt	—	—	(56)	—	(56)
Supply chain financing	—	—	10,555	—	10,555
Proceeds from exercise of stock options	3,901	—	—	—	3,901
Purchase of treasury shares	(1,431)	—	—	—	(1,431)
Revolver facility refinancing cost	—	(4,280)	(315)	—	(4,595)
Other	1,864	—	(1,148)	—	716
Net cash provided by provided by financing activities	253,778	211,962	9,159	(336,659)	138,240

Net (decrease) increase in cash and cash equivalents	—	(19,469)	(18,921)	—	(38,390)
Effect of exchange rate changes on cash and cash equivalents	—	—	1,305	—	1,305
Cash and cash equivalents at beginning of period	—	23,834	26,347	—	50,181
Cash and cash equivalents at end of period	—	$4,365	$8,731	—	$13,096

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the year ended December 31, 2011
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$130,522	$99,596	$(153,521)	—	$76,597

Cash flow from investing activities:
Repayments from (loans to) affiliates	—	75,459	152,972	(228,431)	—
Capital expenditures	—	(100,648)	(55,968)	—	(156,616)
Proceeds from derivative instruments	—	13,265	1,147	—	14,412
Cash paid for acquisition	(20,510)	—	—	—	(20,510)
Other			748	—	748
Net cash (used in) provided by investing activities	(20,510)	(11,924)	98,899	(228,431)	(161,966)

Cash flow from financing activities:
(Repayments to) loans from affiliates	(79,788)	(152,972)	4,329	228,431	—
Short-term debt borrowings	—	7,510	6,506	—	14,016
Revolving Facility borrowings	—	444,000	140,000	—	584,000
Revolving Facility reductions	—	(382,000)	(100,000)	—	(482,000)
Principal payments on long term debt	—	(168)	(54)	—	(222)
Supply chain financing	—	—	4,970	—	4,970
Proceeds from exercise of stock options	2,028	—	—	—	2,028
Purchase of treasury shares	(30,940)	—	—	—	(30,940)
Revolver facility refinancing cost		(4,904)	(84)	—	(4,988)
Other	(946)		(457)	—	(1,403)
Net cash (used in) provided by financing activities	(109,646)	(88,534)	55,210	228,431	85,461

Net increase (decrease) in cash and cash equivalents	366	(862)	588	—	92
Effect of exchange rate changes in cash and cash equivalents	—	—	(759)	—	(759)
Cash and cash equivalents at beginning of period	—	4,365	8,731	—	13,096
Cash and cash equivalents at end of period	$366	$3,503	$8,560	—	$12,429

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the year ended December 31, 2012
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$44,361	$85,973	$23,066	$(52,000)	$101,400

Cash flow from investing activities
Repayments from (loans to) affiliates	(66,869)	158,985	—	(92,116)	—
Capital expenditures	—	(91,183)	(36,545)	—	(127,728)
Proceeds from derivative instruments	—	3,166	4,406	—	7,572
Other	—	—	194	—	194
Net cash (used in) provided by investing activities	(66,869)	70,968	(31,945)	(92,116)	(119,962)

Cash flow from financing activities:
Loans from (repayments to) affiliates	(169,656)	66,869	10,671	92,116	—
Dividends to affiliates	—	(52,000)	—	52,000	—
Short-term debt borrowings	—	(7,493)	1,755	—	(5,738)
Revolving Facility borrowings	—	292,000	133,000	—	425,000
Revolving Facility reductions	—	(454,500)	(133,000)	—	(587,500)
Proceeds from long term debt	300,000	—	—	—	300,000
Principal payments on long term debt	—	(171)	(54)	—	(225)
Supply chain financing	—	—	(2,967)	—	(2,967)
Proceeds from exercise of stock options	157	—	—	—	157
Purchase of treasury shares	(103,445)	—	—	—	(103,445)
Refinancing fees and debt issuance costs	(5,018)	(724)	(643)	—	(6,385)
Other	104	—	5,111	—	5,215
Net cash provided by (used in) financing activities	22,142	(156,019)	13,873	144,116	24,112

Net (decrease) increase in cash and cash equivalents	(366)	922	4,994	—	5,550
Effect of exchange rate changes on cash and cash equivalents	—	—	(662)	—	(662)
Cash and cash equivalents at beginning of period	366	3,503	8,560	—	12,429
Cash and cash equivalents at end of period	$—	$4,425	$12,892	$—	$17,317
Guarantor Information

On November 20, 2012, GrafTech International Ltd. (the “Parent”), issued $300 million aggregate principal amount of Senior Notes. The Senior Notes mature on November 15, 2020 and bear interest at a rate of 6.375% per year, payable semi-annually in arrears on May 15 and November 15 of each year. The Senior Notes have been guaranteed on a senior basis by the following wholly-owned direct and indirect subsidiaries of the Parent: GrafTech Finance Inc., GrafTech Holdings Inc., GrafTech USA LLC, Seadrift Coke LLP, Fiber Materials, Inc., Intermat, GrafTech Global Enterprises Inc., GrafTech International Holdings Inc., GrafTech DE LLC, GrafTech Seadrift Holding Corp, GrafTech International Trading Inc., GrafTech Technology LLC, GrafTech NY Inc., and Graphite Electrode Network LLC

    The guarantors of the Senior Notes, solely in their respective capacities as such, are collectively called the “Guarantors.” Our other subsidiaries, which are not guarantors of the Senior Notes, are called the “Non-Guarantors.”

    All of the guarantees are unsecured. All of the guarantees are full, unconditional (subject to limited exceptions described below) and joint and several. Each of the Guarantors are 100% owned, directly or indirectly, by the Parent. All of the guarantees of the Senior Notes continue until the Senior Notes have been paid in full, and payment under such guarantees could be required immediately upon the occurrence of an event of default under the Senior Notes. If a guarantor makes a payment under its guarantee of the Senior Notes, it would have the right under certain circumstances to seek contribution from the other guarantors of the Senior Notes, respectively.

The Guarantors will be released from the guarantees upon the occurrence of certain events, including the following:  the unconditional release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the Senior Notes by such Guarantor; the sale or other disposition, including by way of merger or consolidation or the sale of its capital stock following which such Guarantor is no longer a subsidiary of the Parent; or the Parent's exercise of its legal defeasance option or its covenant defeasance option as described in the indenture applicable to the Senior Notes.  If any Guarantor is released, no holder of the Senior Notes will have a claim as a creditor against such Guarantor and the indebtedness and other liabilities, including trade payables and preferred stock, if any, of such Guarantor will be effectively senior to the claim or any holders of the Senior Notes.

Investments in subsidiaries are recorded on the equity basis.

    The following tables set forth condensed consolidating balance sheets as of December 31, 2012 and March 31, 2013 and condensed consolidating statements of income, comprehensive income and statements of cash flows for the three months ended March 31, 2012 and 2013 of the Parent, Guarantors and the Non-Guarantors.

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2012
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$4,425	$12,892	—	$17,317
Accounts receivable - affiliates	26,399	38,116	29,177	(93,692)	—
Accounts receivable - trade	—	78,053	158,376	—	236,429
Inventories	—	159,217	353,848	—	513,065
Prepaid expenses and other current assets	—	13,681	42,509	—	56,190
Total current assets	26,399	293,492	596,802	(93,692)	823,001

Investment in affiliates	1,728,316	868,063	—	(2,596,379)	—
Property, plant and equipment	—	523,818	310,089	—	833,907
Deferred income taxes	—	—	6,157	—	6,157
Goodwill	—	293,162	205,099	—	498,261
Notes receivable - affiliate	66,869	22,413	—	(89,282)	—
Other assets	5,218	65,269	66,102	—	136,589
Total Assets	$1,826,802	$2,066,217	$1,184,249	$(2,779,353)	$2,297,915

LIABILITIES AND STOCKHOLDER EQUITY
Current Liabilities:
Accounts payable - affiliate	$—	$55,349	$38,343	$(93,692)	$—
Accounts payable - trade	273	33,126	94,721	—	128,120
Short-term debt	—	171	8,255	—	8,426
Accrued income and other taxes	597	3,948	26,378	—	30,923
Supply chain financing liability	—	—	26,962	—	26,962
Other accrued liabilities	2,178	15,597	33,178	—	50,953
Total current liabilities	3,048	108,191	227,837	(93,692)	245,384

Long-term debt - affiliate	—	66,869	22,413	(89,282)	—
Long-term debt - third party	464,183	70,190	1,336	—	535,709
Other long-term obligations	—	86,026	38,979	—	125,005
Deferred income taxes	9,720	6,625	25,621	—	41,966
Stockholders' equity	1,349,851	1,728,316	868,063	(2,596,379)	1,349,851
Total Liabilities and Stockholders' Equity	$1,826,802	$2,066,217	$1,184,249	$(2,779,353)	$2,297,915

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
As of March 31, 2013
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	—	$3,283	$8,021	—	$11,304
Accounts receivable - affiliates	30,662	33,770	22,927	(87,359)	—
Accounts receivable - trade	—	55,291	133,470	—	188,761
Inventories	—	181,343	356,879	—	538,222
Prepaid expenses and other current assets	—	16,000	42,087	—	58,087
Total current assets	30,662	289,687	563,384	(87,359)	796,374

Investment in affiliates	1,734,660	872,806	—	(2,607,466)	—
Property, plant and equipment	—	527,251	304,452	—	831,703
Deferred income taxes	—	—	5,876	—	5,876
Goodwill	—	293,162	204,519	—	497,681
Notes receivable - affiliate	66,929	22,414	—	(89,343)	—
Other assets	5,132	62,093	63,288	—	130,513
Total Assets	1,837,383	2,067,413	1,141,519	(2,784,168)	2,262,147

LIABILITIES AND STOCKHOLDER EQUITY
Current Liabilities:
Accounts payable - affiliate	—	$53,596	$33,763	$(87,359)	—
Accounts payable - trade	12	31,600	62,825	—	94,437
Short-term debt	—	173	1,929	—	2,102
Accrued income and other taxes	—	2,987	25,695	—	28,682
Supply chain financing liability	—	—	12,659	—	12,659
Other accrued liabilities	6,959	22,493	29,332	—	58,784
Total current liabilities	6,971	110,849	166,203	(87,359)	196,664

Long-term debt - affiliate	—	66,929	22,414	(89,343)	—
Long-term debt - third party	466,983	63,646	21,257	—	551,886
Other long-term obligations	—	84,829	36,758	—	121,587
Deferred income taxes	9,720	6,500	22,081	—	38,301
Stockholders' equity	1,353,709	1,734,660	872,806	(2,607,466)	1,353,709
Total Liabilities and Stockholders' Equity	1,837,383	2,067,413	1,141,519	(2,784,168)	2,262,147

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the three months ended March 31, 2012
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations		Consolidated

Sales - affiliates	$—	$59,602	$45,710	$(105,312)		$—
Sales - third party	—	114,027	126,911	—		240,938
Net sales	—	173,629	172,621	(105,312)		240,938
Cost of sales	—	139,464	139,855	(105,312)		174,007
Gross profit	—	34,165	32,766	—		66,931
Research and development	—	4,199	—	—		4,199
Selling and administrative expenses	—	18,490	20,235	—		38,725
Operating income	—	11,476	12,531	—		24,007

Other (income) expense, net	—	(3,153)	(270)	—		(3,423)
Interest expense - affiliate	828	—	—	(828)		—
Interest expense - third party	2,617	1,769	376	—		4,762
Interest income - affiliate	—	(828)	—	828		—
Interest income - third party	—	—	(81)	—		(81)
Income before income taxes	(3,445)	13,688	12,506	—	`	22,749

Provision for income taxes	(1,223)	4,451	1,992	—		5,220
Equity in earnings of subsidiary	19,751	10,514	—	(30,265)		—
Net income	$17,529	$19,751	$10,514	$(30,265)		$17,529

Statements of Comprehensive Income

Net income	$17,529	$19,751	$10,514	$(30,265)		$17,529
Other comprehensive income:
Foreign currency translation	9,848	—	9,848	(9,848)		9,848
Commodities and foreign currency derivatives	1,680	2,326	(646)	(1,680)		1,680
Other Comprehensive income (loss)	11,528	2,326	9,202	(11,528)		11,528
Comprehensive income (loss)	$29,057	$22,077	$19,716	$(41,793)		$29,057

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the three months ended March 31, 2013
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations		Consolidated

Sales - affiliates	—	$45,267	$36,152	$(81,419)		—
Sales - third party	—	98,196	155,531	—		253,727
Net sales	—	143,463	191,683	(81,419)		253,727
Cost of sales	—	122,826	163,770	(81,419)		205,177
Gross profit	—	20,637	27,913	—		48,550
Research and development	—	3,093	—	—		3,093
Selling and administrative expenses	—	12,494	17,219	—		29,713
Operating income	—	5,050	10,694	—		15,744

Other (income) expense, net	—	43	507	—		550
Interest expense - affiliate	—	399	188	(587)		—
Interest expense - third party	7,745	805	458	—		9,008
Interest income - affiliate	(364)	(188)	(35)	587		—
Interest income - third party	—	—	(64)	—		(64)
Income before income taxes	(7,381)	3,991	9,640	—	`	6,250

Provision (benefit) for income taxes	(2,620)	1,443	3,217	—		2,040
Equity in earnings of subsidiary	8,971	6,423	—	(15,394)		—
Net income	4,210	8,971	6,423	(15,394)		4,210

Statements of Comprehensive Income

Net income	4,210	8,971	6,423	(15,394)		4,210
Other comprehensive income:
Foreign currency translation	(7,309)	—	(7,309)	7,309		(7,309)
Commodities and foreign currency derivatives	3,533	575	2,958	(3,533)		3,533
Other Comprehensive (loss) income	(3,776)	575	(4,351)	3,776		(3,776)
Comprehensive income (loss)	434	9,546	2,072	(11,618)		434

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the three months ended March 31, 2012
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(5,217)	$8,206	$(18,363)	$—	$(15,374)

Cash flow from investing activities:
(Loans to) repayments from affiliates	—	(16,611)	—	16,611	—
Capital expenditures	—	(22,195)	(9,229)	—	(31,424)
Proceeds from derivative instruments	—	3,035	588	—	3,623
Other	—	—	53	—	53
Net cash (used in) provided by investing activities	—	(35,771)	(8,588)	16,611	(27,748)

Cash flow from financing activities:
Loans from (repayments to) affiliates	5,940	—	10,671	(16,611)	—
Short-term debt borrowings	—	(196)	(2,816)	—	(3,012)
Revolving Facility borrowings	—	62,000	38,000	—	100,000
Revolving Facility reductions	—	(34,000)	(13,000)	—	(47,000)
Principal payments on long term debt	—	(41)	(56)	—	(97)
Supply chain financing	—	—	(5,262)	—	(5,262)
Proceeds from exercise of stock options	92	—	—	—	92
Purchase of treasury shares	(1,185)	—	—	—	(1,185)
Other	4	(55)	(76)	—	(127)
Net cash provided by (used in) financing activities	4,851	27,708	27,461	(16,611)	43,409

Net (decrease) increase in cash and cash equivalents	(366)	143	510	—	287
Effect of exchange rate changes on cash and cash equivalents	—	—	101	—	101
Cash and cash equivalents at beginning of period	366	3,503	8,560	—	12,429
Cash and cash equivalents at end of period	$—	$3,646	$9,171	$—	$12,817

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the three months ended March 31, 2013
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$455	$14,863	$2,681	$—	$17,999

Cash flow from investing activities
(Loans to) repayments from affiliates	(60)	—	—	60	—
Capital expenditures	—	(10,003)	(3,153)	—	(13,156)
Proceeds from derivative instruments	—	495	1,686	—	2,181
Net (used in) cash provided by investing activities	(60)	(9,508)	(1,467)	60	(10,975)

Cash flow from financing activities:
Loans from (repayments to) affiliates	—	60	—	(60)	—
Short-term debt borrowings	—	2	(6,326)	—	(6,324)
Revolving Facility borrowings	—	26,000	40,000	—	66,000
Revolving Facility reductions	—	(32,500)	(20,000)	—	(52,500)
Principal payments on long term debt	—	(44)	(55)	—	(99)
Supply chain financing	—	—	(14,304)	—	(14,304)
Proceeds from exercise of stock options	132	—	—	—	132
Purchase of treasury shares	(181)	—	—	—	(181)
Other	(346)	(15)	(5,286)	—	(5,647)
Net cash (used in) provided by financing activities	(395)	(6,497)	(5,971)	(60)	(12,923)

Net (decrease) increase in cash and cash equivalents	—	(1,142)	(4,757)	—	(5,899)
Effect of exchange rate changes in cash and cash equivalents	—	—	(114)	—	(114)
Cash and cash equivalents at beginning of period	—	4,425	12,892	—	17,317
Cash and cash equivalents at end of period	$—	$3,283	$8,021	$—	$11,304